Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,226,000.00
Previously Paid Amount	0.00
Total Fee Amount	859.81
Total Offset Amount	0.00
Net Fee	859.81
Narrative - Max Aggregate Offering Price	$ 6,226,000.00
Final Prospectus	true